Cover	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity File Number	1-4702
Entity Registrant Name	AMREP CORPORATION
Entity Central Index Key	0000006207
Entity Tax Identification Number	59-0936128
Entity Incorporation, State or Country Code	OK
Entity Address, Address Line One	850 West Chester Pike
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Havertown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19083
City Area Code	610
Local Phone Number	487-0905
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $.10 par value
Trading Symbol	AXR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false